Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jan. 31, 2022	Jan. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 1,152,434	$ 1,212,466
Share-based compensation	6,854
Acquisition costs	88,109
Capitalized start-up and organization costs	27,843	44,133
Right of use liability	798,015	571,046
Inventory	21,945
Interest limitation	16,224
Other	18,354	6,309
Total deferred tax assets	2,129,778	1,833,954
Fixed assets	812,528	708,798
Right of use asset	868,749	380,183
Total deferred tax liabilities	1,681,277	1,088,981
Net deferred tax asset	$ 448,501	$ 744,973